Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Class A Common Stock [Member]	Jun. 30, 2012 Class A Common Stock [Member]	Dec. 31, 2012 ClassA Special Common Stock [Member]	Jun. 30, 2012 ClassA Special Common Stock [Member]	Dec. 31, 2012 Class B Common Stock [Member]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	cmcsa
Entity Registrant Name	COMCAST CORP
Entity Central Index Key	0001166691
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		2,122,278,635		507,769,463		9,444,375
Entity Public Float			$ 67,542		$ 16,992
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No